Accounting for Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities	Accounting for Derivative Instruments and Hedging Activities
ASC 815 requires the Company to recognize all derivative instruments on the balance sheet as either assets or liabilities and to measure them at fair value each reporting period unless they qualify for a NPNS exception. The Company may elect to designate certain derivatives as cash flow hedges, if certain conditions are met, and defer the change in fair value of the derivatives to accumulated OCI, until the hedged transactions occur and are recognized in earnings.
For derivatives that are not designated as cash flow hedges or do not qualify for hedge accounting treatment, the changes in the fair value will be immediately recognized in earnings. Certain derivative instruments may qualify for the NPNS exception and are therefore exempt from fair value accounting treatment. ASC 815 applies to NRG's energy related commodity contracts, interest rate swaps, and equity contracts.
As the Company engages principally in the trading and marketing of its generation assets and retail businesses, some of NRG's commercial activities qualify for NPNS accounting. Most of the retail load contracts either qualify for the NPNS exception or fail to meet the criteria for a derivative and the majority of the retail supply and fuels supply contracts are recorded under mark-to-market accounting. All of NRG's hedging and trading activities are subject to limits within the Company's Risk Management Policy.
Energy-Related Commodities
To manage the commodity price risk associated with the Company's competitive supply activities and the price risk associated with wholesale power sales from the Company's electric generation facilities and retail power sales from NRG's retail businesses, NRG enters into a variety of derivative and non-derivative hedging instruments, utilizing the following:
•Forward contracts, which commit NRG to purchase or sell energy commodities or purchase fuels in the future;
•Futures contracts, which are exchange-traded standardized commitments to purchase or sell a commodity or financial instrument;
•Swap agreements, which require payments to or from counterparties based upon the differential between two prices for a predetermined contractual, or notional, quantity;
•Option contracts, which convey to the option holder the right but not the obligation to purchase or sell a commodity;
•Extendable swaps, which include a combination of swaps and options executed simultaneously for different periods. This combination of instruments allows NRG to sell out-year volatility through call options in exchange for natural gas swaps with fixed prices in excess of the market price for natural gas at that time. The above-market swap combined with its later-year call option are priced in aggregate at market at the trade's inception; and
•Weather derivative products used to mitigate a portion of lost revenue due to weather.
The objectives for entering into derivative contracts designated as hedges include:
•Fixing the price of a portion of anticipated power purchases for the Company's retail sales;
•Fixing the price for a portion of anticipated future electricity sales that provides an acceptable return on the Company's electric generation operations; and
•Fixing the price of a portion of anticipated fuel purchases for the operation of the Company's power plants.
NRG's trading and hedging activities are subject to limits within the Company's Risk Management Policy. These contracts are recognized on the balance sheet at fair value and changes in the fair value of these derivative financial instruments are recognized in earnings.
As of December 31, 2019, NRG's derivative assets and liabilities consisted primarily of the following:
•Forward and financial contracts for the purchase/sale of electricity and related products economically hedging NRG's generation assets' forecasted output or NRG's retail load obligations through 2034;
•Forward and financial contracts for the purchase of fuel commodities relating to the forecasted usage of NRG's generation assets through 2020; and
•Other energy derivatives instruments extending through 2029.
Also, as of December 31, 2019, NRG had other energy-related contracts that did not meet the definition of a derivative instrument or qualified for the NPNS exception and were therefore exempt from fair value accounting treatment as follows:
•Load-following forward electric sale contracts extending through 2034;
•Power tolling contracts through 2036;
•Coal purchase contracts through 2021;
•Power transmission contracts through 2025;
•Natural gas transportation contracts and storage agreements through 2030; and
•Coal transportation contracts through 2029.
Interest Rate Swaps
NRG was exposed to changes in interest rates through the Company's issuance of variable rate debt. In order to manage the Company's interest rate risk, NRG entered into interest rate swap agreements. As of December 31, 2019, NRG had no interest rate derivative instruments as a result of the early termination of such contracts in connection with the repayment of the 2023 Term Loan Facility during the second quarter of 2019. See Note 13, Debt and Finance Leases, for further discussion.
Volumetric Underlying Derivative Transactions
The following table summarizes the net notional volume buy/(sell) of NRG's open derivative transactions broken out by commodity, excluding those derivatives that qualified for the NPNS exception as of December 31, 2019 and 2018. Option contracts are reflected using delta volume. Delta volume equals the notional volume of an option adjusted for the probability that the option will be in-the-money at its expiration date.

(In millions)		Total Volume
Commodity	Units	December 31, 2019	December 31, 2018
Emissions	Short Ton	3	(2)
Renewables Energy Certificates	Certificates	1	1
Coal	Short Ton	10	13
Natural Gas	MMBtu	(181)	(330)
Oil	Barrels	—	1
Power	MWh	38	1
Capacity	MW/Day	(1)	(1)
Interest	Dollars	$—	$1,000
The decrease in the natural gas position was primarily the result of additional retail hedge positions and settlement of generation hedges. The increase in the power position was primarily the result of additional retail hedge positions and the settlement of generation hedges. The decrease in the interest position was the result of the early settlement of the interest rate swaps.
Fair Value of Derivative Instruments
The following table summarizes the fair value within the derivative instrument valuation on the balance sheet:

	Fair Value
	Derivative Assets		Derivative Liabilities
(In millions)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivatives Not Designated as Cash Flow or Fair Value Hedges:
Interest rate contracts current	$—	$17	$—	$—
Interest rate contracts long-term	—	22	—	—
Commodity contracts current	860	747	781	673
Commodity contracts long-term	310	295	322	304
Total Derivatives Not Designated as Cash Flow or Fair Value Hedges	$1,170	$1,081	$1,103	$977
The Company has elected to present derivative assets and liabilities on the balance sheet on a trade-by-trade basis and does not offset amounts at the counterparty master agreement level. In addition, collateral received or paid on the Company's derivative assets or liabilities are recorded on a separate line item on the balance sheet. The following table summarizes the offsetting derivatives by counterparty master agreement level and collateral received or paid:

	Gross Amounts Not Offset in the Statement of Financial Position
(In millions)	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Cash Collateral (Held)/Posted	Net Amount
As of December 31, 2019
Commodity contracts:
Derivative assets	$1,170	$(909)	$(7)	$254
Derivative liabilities	(1,103)	909	73	(121)
Total commodity contracts	$67	$—	$66	$133

	Gross Amounts Not Offset in the Statement of Financial Position
(In millions)	Gross Amounts of Recognized Assets/Liabilities	Derivative Instruments	Cash Collateral (Held)/Posted	Net Amount
As of December 31, 2018
Commodity contracts:
Derivative assets	$1,042	$(778)	$(31)	$233
Derivative liabilities	(977)	778	114	(85)
Total commodity contracts	65	—	83	148
Interest rate contracts:
Derivative assets	39	—	—	39
Total interest rate contracts	39	—	—	39
Total derivative instruments	$104	$—	$83	$187
Accumulated Other Comprehensive Income
The following table summarizes the effects on NRG's accumulated OCI balance attributable to cash flow hedge derivatives, net of tax, for the years 2018 and 2017. As of December 31, 2019, NRG had no interest rate derivative instruments as a result of the early termination of such contracts in connection with the repayment of the 2023 Term Loan Facility, as further discussed in Note 13, Debt and Finance Leases.

	Interest Rate Contracts
(In millions)	2018	2017
Accumulated OCI beginning balance	$(54)	$(66)
Reclassified from accumulated OCI to income:
Due to realization of previously deferred amounts	8	12
Mark-to-market of cash flow hedge accounting contracts	21	—
Sale of NRG Yield and Renewables	$25	$—
Accumulated OCI ending balance	$—	$(54)
Amounts reclassified from accumulated OCI into income were recorded in discontinued operations.

Impact of Derivative Instruments on the Statement of Operations
Unrealized gains and losses associated with changes in the fair value of derivative instruments not accounted for as cash flow hedges are reflected in current period earnings.
The following table summarizes the pre-tax effects of economic hedges that have not been designated as cash flow hedges, and trading activity on the Company's statement of operations. The effect of commodity hedges is included within operating revenues and cost of operations and the effect of interest rate hedges is included in interest expense.

	Year Ended December 31,
(In millions)	2019	2018	2017
Unrealized mark-to-market results
Reversal of previously recognized unrealized (gains)/losses on settled positions related to economic hedges	$(68)	$(73)	$47
Reversal of acquired loss/(gain) positions related to economic hedges	6	(10)	—
Net unrealized gains on open positions related to economic hedges	42	97	159
Total unrealized mark-to-market (losses)/gains for economic hedging activities	(20)	14	206
Reversal of previously recognized unrealized (gains) on settled positions related to trading activity	(11)	(12)	(25)
Net unrealized gains on open positions related to trading activity	31	29	14
Total unrealized mark-to-market gains/(losses) for trading activity	20	17	(11)
Total unrealized gains	$—	$31	$195

	Year Ended December 31,
(In millions)	2019	2018	2017
Unrealized gains/(losses) included in operating revenues	$53	$(113)	$241
Unrealized (losses)/gains included in cost of operations	(53)	144	(46)
Total impact to statement of operations — energy commodities	$—	$31	$195
Total impact to statement of operations — interest rate contracts	$(38)	$—	$4
The reversal of gain or loss positions acquired as part of acquisitions were valued based upon the forward prices on the acquisition dates. The roll-off amounts were offset by realized gains or losses at the settled prices and are reflected in revenue or cost of operations during the same period.
For the year ended December 31, 2019, 2018 and 2017 the $42 million, $97 million, and $159 million gains from economic hedge positions were primarily the result of an increase in the value of forward purchases of ERCOT heat rate contracts due to ERCOT heat rate expansion.
Credit Risk Related Contingent Features
Certain of the Company's hedging agreements contain provisions that require the Company to post additional collateral if the counterparty determines that there has been deterioration in credit quality, generally termed "adequate assurance" under the agreements, or require the Company to post additional collateral if there were a one notch downgrade in the Company's credit rating. The collateral required for contracts that have adequate assurance clauses that are in net liability positions as of December 31, 2019 was $14 million. The collateral required for contracts with credit rating contingent features that are in a net liability position as of December 31, 2019 was $24 million. The Company is also a party to certain marginable agreements under which it has a net liability position, but the counterparty has not called for the collateral due, which was approximately $3 million as of December 31, 2019.
See Note 5, Fair Value of Financial Instruments, for discussion regarding concentration of credit risk.